Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable interest entities, cash and cash equivalents	$ 5,408	$ 1,942	$ 3,509
Allowance for doubtful accounts	454	447	538
Variable interest entities, net of allowance	12,159	8,192	10,125
Variable interest entities, prepaid expenses and other current assets	22	0
Variable interest entities, accounts payable	2,336	692	1,882
Variable interest entities, accrued expenses	2,537	1,349	1,226
Variable interest entities, other long-term liabilities	$ 157	$ 157	$ 0
Redeemable convertible preferred stock, par value		$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		0	8,838,825
Redeemable convertible preferred stock, shares issued		0	8,838,825
Redeemable convertible preferred stock, shares outstanding		0	8,838,825
Aggregate liquidation preference		$ 0	$ 62,466
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock shares, at cost		0	223,157
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	53,428,720
Common stock, shares issued	88,651,767	74,898,380	34,140,909
Common stock, shares outstanding	88,651,767	74,898,380	34,140,909